DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Jun. 30, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
SCHEDULE OF FAIR VALUE MEASUREMENTS, RECURRING AND NONRECURRING, VALUATION TECHNIQUES

Initial Valuations (on new derivative instruments entered into during the year ended June 30, 2023)
Volatility	228.29 – 256.02%
Expected Remaining Term (in years)	0.22 – 0.28
Risk Free Interest Rate	3.13 – 4.42%
Expected dividend yield	None

	June 30, 2023	June 30, 2022
Volatility	334.56%	228%
Expected remaining term	0.01 - 0.73	0.01
Risk-free interest rate	5.24%	1.28%
Expected dividend yield	None	None

SCHEDULE OF FAIR VALUE, ASSETS AND LIABILITIES MEASURED ON RECURRING BASIS

	Balance at June 30, 2023	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)
Embedded conversion option liabilities	$423,209	$—	$—	$423,209
Total	$423,209	$—	$—	$423,209

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2023 and 2022

The following tables summarize the Company’s financial assets and liabilities measured at fair value on a recurring basis as of June 30, 2022:

	Balance at June 30, 2022	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)
Embedded conversion option liabilities	$151,262	$—	$—	$151,262
Total	$151,262	$—	$—	$151,262

SCHEDULE OF DERIVATIVE LIABILITIES AT FAIR VALUE

The following is a roll forward for the years ended June 30, 2023 and 2022 of the fair value liability of price adjustable derivative instruments:

Fair Value of
Liability for
Derivative
Instruments
Balance at June 30, 2021	$54,220
Gain on debt extinguishment	(2,069)
Change in fair value included in statements of operations	99,111
Balance at June 30, 2022	151,262
Initial fair value of embedded conversion option derivative liability recorded as debt discount	93,668
Gain on debt extinguishment	(352,051)
Change in fair value included in statements of operations	530,330
Balance at June 30, 2023	$423,209